PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

The components of property and equipment at December 31 were as follows:

	2014
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,245	$708	$537
Research and development equipment	28,217	20,805	7,412
Production equipment and tooling	34,590	27,212	7,378
Computer equipment	6,053	4,770	1,283
Software	5,476	4,178	1,298
Leasehold improvements	3,244	1,412	1,832
Leased vehicles	1,111	663	448
Office equipment	2,594	2,065	529
	$82,530	$61,813	$20,717

	2013
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,595	$928	$667
Research and development equipment	28,264	21,966	6,298
Production equipment and tooling	36,307	28,269	8,038
Computer equipment	5,253	3,862	1,391
Software	5,641	3,591	2,050
Leasehold improvements	3,156	865	2,291
Leased vehicles	1,332	796	536
Office equipment	3,013	2,302	711
	$84,561	$62,579	$21,982

In the second quarter of 2014, the Company decided to reduce the scope of its 2G chipset development activities. This resulted in a $611 impairment to production equipment and tooling (December 31, 2013 - $nil).

Amortization expense relating to property and equipment, including those related to discontinued operations, was $8,974, $10,057, and $12,583 for the years ended December 31, 2014, 2013, and 2012, respectively.